Accounts Payable and Accrued Liabilities - Additional Information (Detail)	Jun. 30, 2025 USD ($)
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Payables And Accruals [Line Items]
Short term debt	$ 434,000